Personnel Costs - Schedule of Key Management Compensation (Details) - Key Management Compensation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Salaries	$ 4,395	$ 4,010	$ 4,919
Share based compensation	19,829	13,859	11,519
Pension charges	23	21	16
Key management compensation	$ 24,247	$ 17,890	$ 16,454